Long-Term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands					12 Months Ended
	Sep. 27, 2018	Feb. 28, 2018	Jun. 06, 2017	Oct. 12, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 12, 2015	Sep. 30, 2013	Feb. 28, 2013	Feb. 28, 2009	Sep. 26, 2007
Maximum borrowing capacity												$ 24,560
Amount borrowed											$ 41,600
Total long-term debt outstanding					$ 63,422	$ 66,868
Gain from debt extinguishment					4,306
Interest expense on long-term debt					$ 3,835	$ 2,674	$ 2,577
Long-term debt, weighted average interest rate					6.00%	3.74%	3.27%
Previous Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 26,906
Cash used for refinance of existing Indebtedness		2,100
Gain from debt extinguishment		4,306
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 20,500
Secured loan term		5 years
Interest rate margin		4.65%
Minimum security collateral cover required | Until February 2020		140.00%
Minimum security collateral cover required | Until February 2022		150.00%
Minimum security collateral cover required | Thereafter 155%		155.00%
New Secured Loan - Secondone and Thirdone [Member]
Total long-term debt outstanding per facility					$ 4,055
Loan amortization profile					Each of Secondone's and Thirdone's outstanding loan balance at December 31, 2018, amounting to $4,055, is repayable in 17 remaining quarterly installments amounting to $1,665 in the aggregate, the first falling due in February 2019, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023. The first installment, amounting to $65 each, is followed by 16 amounting to $100 each.
Long-term debt first periodic payment					2019-02
Long-term debt balloon payment year					2023-02
Quarterly installments payable in the aggregate					$ 1,665
Long-term debt balloon payments in the aggregate					2,390
Amount of account maintenance per facility, per quarter					$ 30
New Secured Loan - Fourthone [Member]
Loan amortization profile					The outstanding balance of Fourthone loan of $11,190 is repayable in 17 remaining quarterly installments amounting to $5,790, the first falling due in February 2019, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $270, is followed by four amounting to $300 each, four amounting to $330 each, four amounting to $360 each and four amounting to $390 each.
Long-term debt first periodic payment					2019-02
Long-term debt balloon payment year					2023-02
Quarterly installments payable (17 installments)					$ 5,790
Amount of account maintenance, per quarter					85
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Minimum cash deposits					1,450
Amount of account maintenance, per quarter					145
Previous Secured Loan - Eighthone Corp [Member]
Amount borrowed								$ 21,000
Total long-term debt outstanding	$ 16,000					$ 16,900
New Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding	$ 24,000
Minimum cash deposits					$ 750
Long term debt maturity, description	September 2023
Quarterly installments payable (18 installments)					Equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity
Dry docking and special survey reserve description					Dry Docking and Special Survey Reserve of $0.25 per day accumulated quarterly.
Deferred fee					If payable, the amount due is calculated as the lesser of (a) 15% of the amount of the loan borrowed under the facility agreement and (b) 15% of the difference between (i) the charter-free fair market value of the vessel plus any dry dock reserve account balance and (ii) any outstanding loan amount at the time of the repayment or maturity of the facility.
New Secured Loan - Eighthone Corp [Member] | First Two Year [Member]
Interest rate margin	11.0% of which 1% can be paid as PIK
New Secured Loan - Eighthone Corp [Member] | Thereafter [Member]
Interest rate margin	11.00%
Minimum security collateral cover required					125.00%
New Secured Loan - Eighthone Corp [Member] | Until September 2020 [Member]
Minimum security collateral cover required					115.00%
Pyxis Malou Vessel [Member] | New Secured Loan - Fourthone [Member]
Total long-term debt outstanding					$ 11,190
Long-term debt balloon payments					5,400
Sixthone Corp [Member] | Pyxis Delta Vessel [Member] | Loan Agreement Dated October 12, 2012 [Member]
Amount borrowed										$ 13,500
Total long-term debt outstanding					$ 5,400
Loan repayment terms					quarterly
Loan amortization profile					The outstanding balance of the loan under Tranche A at December 31, 2018, of $5,400, is repayable in 15 quarterly installments of $338 each, the first falling due in March 2019, and the last installment accompanied by a balloon payment of $330 falling due in September 2022.
Long-term debt first periodic payment					2019-03
Long-term debt balloon payment year					2022-09
Quarterly installments payable (15 installments)					$ 338
Long-term debt balloon payments					330
Long term debt maturity, description			loans from September 2018 to September 2022
Seventhone Corp [Member] | Pyxis Theta Vessel [Member] | Loan Agreement Dated October 12, 2012 [Member]
Amount borrowed									$ 21,300
Total long-term debt outstanding					$ 14,722
Loan repayment terms					quarterly
Loan amortization profile					In addition, the outstanding balance of the loan under Tranche B at December 31, 2018, of $14,722, is repayable in 15 quarterly installments of $313 each, the first falling due in March 2019, and the last installment accompanied by a balloon payment of $10,027 falling due in September 2022.
Long-term debt first periodic payment					2019-03
Long-term debt balloon payment year					2022-09
Quarterly installments payable (15 installments)					$ 313
Long-term debt balloon payments					10,027
Long term debt maturity, description			loans from September 2018 to September 2022
Sixthone and Seventhone [Member] | Loan Agreement [Member]
Interest rate margin				3.35%
Minimum cash deposits					$ 1,000
Maximum required leverage ratio					65.00%
Actual leverage ratio					68.00%	65.00%
Difference between actual ratio and required threshold					3.00%
Minimum security collateral cover required					130.00%